BMW Vehicle Owner Trust 2010-A
Accrued Interest Date:	4/25/11	Collection Period Ending:	4/30/11
Current Payment Date:	5/25/11	Period:	13

Balances
	Initial	Beginning of Period	End of Period
Pool Balance	$807,017,816.96	$489,001,537.41	$467,134,124.68
Yield Supplement Overcollateralization	$31,823,968.20	$18,498,642.25	$17,619,703.17
Adjusted Pool Balance	$775,193,848.76	$470,502,895.16	$449,514,421.51
Reserve Account	$1,937,984.62	$1,937,984.62	$1,937,984.62
Overcollateralization	$25,193,848.76	$33,333,335.50	$33,333,335.50

Notes
Class A-1 Notes	$179,200,000.00	-	-
Class A-2 Notes	$239,000,000.00	$105,369,559.66	$84,381,086.01
Class A-3 Notes	$254,000,000.00	$254,000,000.00	$254,000,000.00
Class A-4 Notes	$77,800,000.00	$77,800,000.00	$77,800,000.00
	$750,000,000.00	$437,169,559.66	$416,181,086.01

Reconciliation of Collection Account
Available Funds:
Available Interest:
Interest Collected on Receivables	$1,616,033.79
Servicer Advances	95,383.09
Servicer Advance Reimbursement	94,875.81
Administrative Purchase Payment	0.00
Warranty Purchase Payment	0.00
Recoveries	66,645.17
Investment Earnings on Trust Accounts
Interest from Reserve Account	136.63
Interest from Collection Account	1,942.51
Total Available Interest	$1,685,265.38
Available Principal:

Principal Collection on Receivables
Receipts of Scheduled Principal	$13,291,631.85
Receipts of Pre-Paid Principal	8,349,617.26
Liquidation Proceeds	144,256.45
Administrative Purchase Payment Warranty Purchase Payment	0.00
Total Available Principal	$21,785,505.56
Advances from the Reserve Account	$0.00
Release from the Reserve Fund Account	$0.00

Total Available Funds	$23,470,770.94
Distributions:
Servicing Fees	$407,501.28
Non-recoverable Servicer Advance Reimbursement	10,447.87
Noteholder's Accrued and Unpaid Interest	490,076.09
Priority Principal Distribution to Noteholder's	0.00
Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00
Regular Principal Distributable Amount to Noteholders	20,988,473.65
Owner Trustee and Indenture Trustee Fees	0.00
Certificate Distribution Account (any remaining payments)	1,574,272.05
Total Distributions	$23,470,770.94

Monthly Period Receivables Principal Balance Calculation
Beginning Receivable Principal Balance	$489,001,537.41
Monthly Principal Received
Regular Principal Received	$13,291,631.85
Prepaid Principal Received	8,349,617.26
Liquidations	144,256.45
Principal Balance Allocable to Gross Charge-offs	81,907.19
Principal Portion of Repurchased Receivables	0.00
Total Monthly Principal Amounts	$21,867,412.75
Ending Receivable Principal Balance	$467,134,124.68

Distributions
Interest Distributable Amount	Interest Rate	Current Payment	Per $1,000
Class A-1 Notes	0.27929%	$0.00	0.00
Class A-2 Notes	0.68000%	$59,709.42	0.25
Class A-3 Notes	1.39000%	$294,216.67	1.16
Class A-4 Notes	2.10000%	$136,150.00	1.75
		$490,076.09

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	0.00	-	0.00	0.00
Class A-2 Notes	$105,369,559.66	20,988,473.65	$84,381,086.01	87.82	0.35
Class A-3 Notes	$254,000,000.00	0.00	$254,000,000.00	0.00	1.00
Class A-4 Notes	$77,800,000.00	0.00	$77,800,000.00	0.00	1.00
	437,169,559.66	20,988,473.65	$416,181,086.01

Carryover Shortfalls
Class A-1 Interest Carryover Shortfall	Prior Period Carryover -	Current Payment -	Per $1,000 -
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization
Beginning Period Required Amount	$18,498,642.25
Beginning Period Amount	18,498,642.25
Current Distribution Date Required Amount	17,619,703.17
Current Period Release	878,939.08
Ending Period Amount	17,619,703.17
Next Distribution Date Required Amount	$16,762,387.20

Reserve Account
Beginning Period Required Amount	$1,937,984.62
Beginning Period Amount	1,937,984.62
Net Investment Earnings	136.63
Current Period Deposit Amount Due	0.00
Reserve Fund Draw Amount	0.00
Ending Period Required Amount	1,937,984.62
Release to Depositor	136.63
Ending Period Amount	$1,937,984.62

Overcollateralization
Beginning Period Overcollateralization Amount	$33,333,335.50
Target Overcollateralization Amount	$33,333,335.50
Ending Period Over Collateralization Amount	$33,333,335.50
Current Period Release	$0.00

Receivables Data
	Beginning Period	Ending Period
Number of Specified Leases	24,546	24,002
Weighted Average Remaining Term	39.07	38.22
Weighted Average Annual Percentage Rate	4.07%	4.07%
Delinquencies	Dollar Amount	Percentage
30-59 Days	$3,602,014.50	0.77%
60-89 Days	754,494.79	0.16%
90-119 Days	124,609.73	0.03%
120+ Days	452,558.67	0.10%
Total 30+ Days Past Due	$4,933,677.69	1.06%
Write-offs
Gross Principal Write-offs for Current Period		$83,183.73
Recoveries for Current Period		66,645.17
Net Write-Offs for Current Period		16,538.56
Cumulative Net Realized Losses		$1,899,856.72

Repossessions	Dollar Amount	Units
Beginning Period Repossessed Receivables Balance	467,243.04	24
Ending Period Repossessed Receivables Balance	628,871.47	31
Principal Balance of 90+ Day Repossessed Vehicles	23,463.95	2